14. SEGMENTS (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Total Revenues	$ 479,075	$ 644,887	$ 530,371	$ 840,483	$ 1,623,769	$ 1,230,004
Total Operating Loss	(601,192)	(229,796)	(1,773,200)	(1,013,592)	(3,055,928)	(3,575,354)
Net Loss	(847,409)	(3,349,670)	(4,503,350)	(3,653,168)	(13,357,232)	(4,892,040)
Total Assets	1,089,269	411,190	1,089,269	411,190	1,695,102	496,694
Total Cash	526,187	8,754	526,187	8,754	1,250,279	125,274	143,907
Capital Expenditures			0	0	(96,056)	0
Total Depreciation and Amortization			18,676	4,727	21,087	10,484
Total Interest Expense	(78,145)	(110,405)	(144,799)	(216,443)	(1,287,221)	(1,132,314)
Aethlon Medical, Inc [Member]
Total Revenues					1,623,769	1,230,004
Total Operating Loss					(2,651,863)	(3,575,354)
Net Loss					(13,357,232)	(4,892,040)
Total Assets					597,026	496,694
Total Cash					208,259	125,274
Capital Expenditures					37,313	0
Total Depreciation and Amortization					11,549	10,484
Total Interest Expense					(1,282,638)	(1,132,314)
Exosome Sciences, Inc [Member]
Total Revenues					0	0
Total Operating Loss					(404,065)	0
Net Loss					(81,730)	0
Total Assets					1,098,076	0
Total Cash					1,042,020	0
Capital Expenditures					58,743	0
Total Depreciation and Amortization					9,538	0
Total Interest Expense					$ (4,583)	$ 0